Other Comprehensive Income (Loss) (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Cost of revenues	$ 11,406,419,000	$ 10,835,767,000	$ 9,871,330,000
Total reclassification for the period	(51,354,000)	(31,535,000)	(33,749,000)
Cash Flow Hedge Interest Rate Contract [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
AOCI Interest income	22,810,000	26,571,000	28,111,000
Cash Flow Hedge Foreign Exchange Contract [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
AOCI Interest income			589,000
Cost of revenues	17,686,000	2,549,000	(3,251,000)
Cash Flow Hedge [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Total before tax	40,496,000	29,120,000	25,449,000
Tax expense or benefit	10,914,000	8,385,000	7,393,000
Net of tax	29,582,000	20,735,000	18,056,000
Actuarial Gain Loss [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Actuarial gains (losses) on defined benefit pension plans	34,623,000	17,147,000	25,418,000
Total before tax	34,623,000	17,147,000	25,418,000
Tax expense or benefit	12,851,000	6,347,000	9,725,000
Net of tax	$ 21,772,000	$ 10,800,000	$ 15,693,000